17. LEASE LIABILITIES (Details)	Dec. 31, 2020 CAD ($)
Property, Plant and Equipment, Net	$ 87,104,243
Lease liability,Total Discounted lease obligations	392,469
Right of use assets
Property, Plant and Equipment, Net	$ 392,188